SCHEDULE OF POTENTIAL SHARES OF COMMON UNITS EXCLUDED FROM DILUTED NET LOSS PER SHARE AND EFFECT WAS ANTI-DILUTIVE (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total		24,138,333
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Total	1,302,065		1,779,298
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Total	534,238		1,068,474
Visiox Pharmaceuticals, Inc. [Member] | Stock Appreciation Rights (SARs) [Member]
Restructuring Cost and Reserve [Line Items]
Total	767,827		710,824